Mining Interest Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 2,387,020	$ 2,046,731
Property, plant and equipment, ending balance	2,231,831	2,387,020
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in associates beginning balance	76,235
Investments accounted for using equity method, beginning balance	76,235	130,736
Additions	28,001	35,888
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	(90,389)
Investments in associates ending balance	104,236	76,235
Investments accounted for using equity method, ending balance	104,236	76,235
Reconciliation Of Changes In Property, Plant And Equipment And Joint Ventures Accounted For Using Equity Method [Roll Forward]
Total property, plant and equipment and joint ventures, beginning balance	2,463,255	2,177,467
Total property, plant and equipment and joint ventures, ending balance	2,336,067	2,463,255
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,540,389	2,926,890
Additions	336,171	363,688
Disposals / write-offs	(104,229)	(39,269)
Reclass / Mine restoration provision movements	(503)	289,080
Property, plant and equipment, ending balance	3,771,828	3,540,389
Reconciliation Of Changes In Property, Plant And Equipment And Joint Ventures Accounted For Using Equity Method [Roll Forward]
Total property, plant and equipment and joint ventures, beginning balance	3,616,624	3,057,626
Additions	364,172	399,576
Disposals / write-offs	(104,229)	(39,269)
Reclass / Mine restoration provision movements	(503)	198,691
Total property, plant and equipment and joint ventures, ending balance	3,876,064	3,616,624
Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,153,369)	(880,159)
Depreciation	(391,626)	(299,972)
Disposals / write-offs	4,998	26,762
Property, plant and equipment, ending balance	(1,539,997)	(1,153,369)
Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,110,532	1,899,599
Property, plant and equipment, ending balance	1,978,355	2,110,532
Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,259,667	2,776,947
Additions	247,476	309,088
Disposals / write-offs	(6,069)	(27,916)
Reclass / Mine restoration provision movements	12,158	201,548
Property, plant and equipment, ending balance	3,513,232	3,259,667
Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,149,135)	(877,348)
Depreciation	(389,234)	(298,549)
Disposals / write-offs	3,492	26,762
Property, plant and equipment, ending balance	(1,534,877)	(1,149,135)
Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	252,328	144,972
Property, plant and equipment, ending balance	230,056	252,328
Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	252,328	144,972
Additions	87,043	31,177
Disposals / write-offs	(96,654)	(11,353)
Reclass / Mine restoration provision movements	(12,661)	87,532
Property, plant and equipment, ending balance	230,056	252,328
Office, furniture and equipment, net
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	24,160	2,160
Property, plant and equipment, ending balance	23,420	24,160
Office, furniture and equipment, net | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	28,394	4,971
Additions	1,652	23,423
Disposals / write-offs	(1,506)	0
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	28,540	28,394
Office, furniture and equipment, net | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(4,234)	(2,811)
Depreciation	(2,392)	(1,423)
Disposals / write-offs	1,506	0
Property, plant and equipment, ending balance	(5,120)	(4,234)
Fekola Mine | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,099,575	1,064,285
Property, plant and equipment, ending balance	1,035,438	1,099,575
Fekola Mine | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,516,134	1,322,865
Additions	126,824	192,924
Disposals / write-offs	(2,508)	(7,271)
Reclass / Mine restoration provision movements	4,887	7,616
Property, plant and equipment, ending balance	1,645,337	1,516,134
Fekola Mine | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(416,559)	(258,580)
Depreciation	(193,401)	(164,898)
Disposals / write-offs	61	6,919
Property, plant and equipment, ending balance	(609,899)	(416,559)
Masbate Mine | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	685,139	519,802
Property, plant and equipment, ending balance	636,012	685,139
Masbate Mine | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,046,577	815,418
Additions	35,081	42,559
Disposals / write-offs	(284)	(629)
Reclass / Mine restoration provision movements	4,313	189,229
Property, plant and equipment, ending balance	1,085,687	1,046,577
Masbate Mine | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(361,438)	(295,616)
Depreciation	(88,450)	(66,347)
Disposals / write-offs	213	525
Property, plant and equipment, ending balance	(449,675)	(361,438)
Otjikoto Mine | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	325,818	315,512
Property, plant and equipment, ending balance	306,905	325,818
Otjikoto Mine | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	696,956	638,664
Additions	85,571	73,605
Disposals / write-offs	(3,277)	(20,016)
Reclass / Mine restoration provision movements	2,958	4,703
Property, plant and equipment, ending balance	782,208	696,956
Otjikoto Mine | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(371,138)	(323,152)
Depreciation	(107,383)	(67,304)
Disposals / write-offs	3,218	19,318
Property, plant and equipment, ending balance	(475,303)	(371,138)
Gramalote Property
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in joint ventures (accounted for using the equity method) beginning balance	0	77,265
Additions		13,124
Disposals / write-offs		0
Reclass / Mine restoration provision movements		(90,389)
Investments in joint ventures (accounted for using the equity method) ending balance		0
Gramalote Property | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	95,435	0
Property, plant and equipment, ending balance	119,866	95,435
Gramalote Property | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	95,435	0
Additions	24,392	7,903
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	39	87,532
Property, plant and equipment, ending balance	119,866	95,435
Menankoto Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, ending balance	34,000
Menankoto Property | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	28,991	25,450
Property, plant and equipment, ending balance	33,739	28,991
Menankoto Property | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	28,991	25,450
Additions	4,748	3,541
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	33,739	28,991
Bantako North Property | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,191	1,689
Property, plant and equipment, ending balance	15,351	6,191
Bantako North Property | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,191	1,689
Additions	9,160	4,502
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	15,351	6,191
Kiaka Royalty, Burkina Faso | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	18,488	0
Kiaka Royalty, Burkina Faso | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Additions	18,488
Disposals / write-offs	0
Reclass / Mine restoration provision movements	0
Property, plant and equipment, ending balance	18,488	0
Mocoa Royalty, Colombia | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,230	10,230
Property, plant and equipment, ending balance	10,230	10,230
Mocoa Royalty, Colombia | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,230	10,230
Additions	0	0
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	10,230	10,230
Finland Properties | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9,034	6,697
Property, plant and equipment, ending balance	12,561	9,034
Finland Properties | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9,034	6,697
Additions	3,527	2,337
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	12,561	9,034
Uzbekistan Properties, Uzbekistan | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,131	2,164
Property, plant and equipment, ending balance	8,802	4,131
Uzbekistan Properties, Uzbekistan | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,131	2,164
Additions	4,671	1,967
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	8,802	4,131
Kiaka Project | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	80,927	76,807
Property, plant and equipment, ending balance	0	80,927
Kiaka Project | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	80,927	76,807
Additions	4,639	4,120
Disposals / write-offs	(85,566)	0
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	0	80,927
Ondundu Property | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,701	9,778
Property, plant and equipment, ending balance	0	10,701
Ondundu Property | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,701	9,778
Additions	7,904	923
Disposals / write-offs	(5,905)	0
Reclass / Mine restoration provision movements	(12,700)	0
Property, plant and equipment, ending balance	0	10,701
Other | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,688	12,157
Property, plant and equipment, ending balance	11,019	6,688
Other | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,688	12,157
Additions	9,514	5,884
Disposals / write-offs	(5,183)	(11,353)
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	11,019	6,688
Calibre, Nicaragua
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in associates beginning balance	76,235	53,471
Additions	17,493	22,764
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0
Investments in associates ending balance	93,728	76,235
BeMetals
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in associates beginning balance	0
Additions	10,508
Disposals / write-offs	0
Reclass / Mine restoration provision movements	0
Investments in associates ending balance	$ 10,508	$ 0